Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
August 31, 2023
NMF-NPRT3-1023
1.805750.119
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.4%
Entertainment - 2.4%
Endeavor Group Holdings, Inc. (a)	696,217	15,240
Netflix, Inc. (b)	91,600	39,725
Spotify Technology SA (b)	86,800	13,365
Universal Music Group NV	555,800	13,780
World Wrestling Entertainment, Inc. Class A (a)	59,300	5,725
		87,835
Interactive Media & Services - 4.7%
Alphabet, Inc. Class A (b)	684,800	93,249
Meta Platforms, Inc. Class A (b)	250,100	74,002
		167,251
Media - 1.3%
Comcast Corp. Class A	1,023,400	47,854
TOTAL COMMUNICATION SERVICES		302,940
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.6%
Aptiv PLC (b)	206,500	20,949
Broadline Retail - 3.0%
Amazon.com, Inc. (b)	783,400	108,117
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (b)	109,500	14,405
Amadeus IT Holding SA Class A	116,700	8,010
Booking Holdings, Inc. (b)	6,400	19,872
Chipotle Mexican Grill, Inc. (b)	7,000	13,486
Churchill Downs, Inc.	120,000	15,034
Hilton Worldwide Holdings, Inc.	110,600	16,441
Yum! Brands, Inc.	66,901	8,656
		95,904
Household Durables - 0.8%
Lennar Corp. Class A	124,200	14,791
NVR, Inc. (b)	2,510	16,007
		30,798
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	69,800	8,121
Floor & Decor Holdings, Inc. Class A (a)(b)	93,500	9,322
Industria de Diseno Textil SA	429,000	16,436
TJX Companies, Inc.	379,886	35,132
		69,011
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	287,400	23,809
NIKE, Inc. Class B	192,100	19,538
Ralph Lauren Corp.	65,000	7,581
Tapestry, Inc.	212,000	7,064
		57,992
TOTAL CONSUMER DISCRETIONARY		382,771
CONSUMER STAPLES - 4.6%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (b)	32,200	11,767
Constellation Brands, Inc. Class A (sub. vtg.)	31,592	8,232
Diageo PLC sponsored ADR	46,343	7,677
Keurig Dr. Pepper, Inc.	662,500	22,293
The Coca-Cola Co.	497,000	29,736
		79,705
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	175,400	9,172
BJ's Wholesale Club Holdings, Inc. (b)	316,600	21,336
Performance Food Group Co. (b)	189,100	11,749
		42,257
Household Products - 0.3%
The Clorox Co.	64,000	10,013
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	76,800	12,329
Kenvue, Inc.	852,600	19,652
		31,981
TOTAL CONSUMER STAPLES		163,956
ENERGY - 5.4%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	541,500	19,597
Schlumberger Ltd.	468,128	27,601
TechnipFMC PLC	593,386	11,298
		58,496
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (b)	381,600	10,559
Canadian Natural Resources Ltd.	273,900	17,721
Cheniere Energy, Inc.	112,826	18,413
Exxon Mobil Corp.	586,800	65,246
Hess Corp.	153,300	23,685
		135,624
TOTAL ENERGY		194,120
FINANCIALS - 8.6%
Banks - 2.5%
Bank of America Corp.	1,093,800	31,359
JPMorgan Chase & Co.	205,400	30,056
Wells Fargo & Co.	713,468	29,459
		90,874
Capital Markets - 0.7%
Morgan Stanley	270,200	23,008
Financial Services - 3.1%
Block, Inc. Class A (b)	139,500	8,042
Fiserv, Inc. (b)	286,001	34,718
Shift4 Payments, Inc. (b)	151,500	8,604
Visa, Inc. Class A	240,500	59,086
		110,450
Insurance - 2.3%
Arch Capital Group Ltd. (b)	139,500	10,722
Chubb Ltd.	200,409	40,256
First American Financial Corp.	121,700	7,506
Hiscox Ltd.	571,107	7,217
Marsh & McLennan Companies, Inc.	93,800	18,290
		83,991
TOTAL FINANCIALS		308,323
HEALTH CARE - 11.9%
Biotechnology - 1.1%
Gilead Sciences, Inc.	149,200	11,411
Legend Biotech Corp. ADR (b)	81,500	5,653
Regeneron Pharmaceuticals, Inc. (b)	28,300	23,390
		40,454
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (b)	714,168	38,522
GE Healthcare Holding LLC	116,837	8,231
Hologic, Inc. (b)	151,316	11,309
Masimo Corp. (b)	46,300	5,291
Stryker Corp.	73,900	20,954
		84,307
Health Care Providers & Services - 2.7%
agilon health, Inc. (b)	504,200	8,934
Centene Corp. (b)	168,500	10,388
Cigna Group	74,800	20,664
LifeStance Health Group, Inc. (b)	343,654	2,821
UnitedHealth Group, Inc.	115,100	54,854
		97,661
Health Care Technology - 0.1%
Evolent Health, Inc. (c)	142,400	3,451
Life Sciences Tools & Services - 2.2%
Danaher Corp.	105,900	28,064
IQVIA Holdings, Inc. (b)	52,200	11,621
Thermo Fisher Scientific, Inc.	53,400	29,749
West Pharmaceutical Services, Inc.	24,400	9,928
		79,362
Pharmaceuticals - 3.4%
AstraZeneca PLC (United Kingdom)	142,000	19,074
Eli Lilly & Co.	134,500	74,540
Merck & Co., Inc.	123,800	13,492
Novo Nordisk A/S Series B	49,300	9,094
UCB SA	70,000	6,285
		122,485
TOTAL HEALTH CARE		427,720
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.9%
BWX Technologies, Inc.	145,800	10,754
Howmet Aerospace, Inc.	403,400	19,956
Lockheed Martin Corp.	44,000	19,727
Northrop Grumman Corp.	30,600	13,253
Space Exploration Technologies Corp.:
Class A (b)(c)(d)	585,890	47,457
Class C (b)(c)(d)	8,180	663
The Boeing Co. (b)	133,000	29,796
		141,606
Building Products - 0.7%
Builders FirstSource, Inc. (b)	94,300	13,677
Fortune Brands Home & Security, Inc.	148,700	10,263
		23,940
Construction & Engineering - 1.0%
Quanta Services, Inc.	114,400	24,009
Willscot Mobile Mini Holdings (b)	292,175	11,985
		35,994
Electrical Equipment - 2.2%
Eaton Corp. PLC	164,000	37,781
Generac Holdings, Inc. (b)	125,900	14,958
Regal Rexnord Corp.	94,700	15,359
Vertiv Holdings Co.	273,700	10,781
		78,879
Ground Transportation - 0.9%
Uber Technologies, Inc. (b)	679,400	32,088
Industrial Conglomerates - 0.9%
General Electric Co.	286,512	32,794
Machinery - 2.8%
Caterpillar, Inc.	93,000	26,145
Fortive Corp.	125,300	9,880
Ingersoll Rand, Inc.	309,420	21,539
ITT, Inc.	132,000	13,501
Parker Hannifin Corp.	69,000	28,766
		99,831
Professional Services - 1.1%
FTI Consulting, Inc. (b)	83,420	15,501
KBR, Inc.	268,100	16,494
WNS Holdings Ltd. sponsored ADR (b)	86,200	5,633
		37,628
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	25,700	12,247
TOTAL INDUSTRIALS		495,007
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	731,863	41,972
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd. (b)	898,400	24,787
Jabil, Inc.	200,200	22,907
Keysight Technologies, Inc. (b)	51,700	6,892
		54,586
IT Services - 0.7%
MongoDB, Inc. Class A (b)	22,900	8,732
Shopify, Inc. Class A (b)	262,800	17,474
		26,206
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (b)	323,400	34,190
Analog Devices, Inc.	124,800	22,686
Marvell Technology, Inc.	167,754	9,772
NVIDIA Corp.	221,900	109,519
NXP Semiconductors NV	135,076	27,788
ON Semiconductor Corp. (b)	327,700	32,265
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	224,900	21,044
Teradyne, Inc.	125,500	13,538
		270,802
Software - 11.8%
Adobe, Inc. (b)	78,400	43,852
Dynatrace, Inc. (b)	297,400	14,335
Intuit, Inc.	46,400	25,140
Microsoft Corp.	723,900	237,264
Oracle Corp.	293,400	35,322
Salesforce, Inc. (b)	140,700	31,159
Synopsys, Inc. (b)	34,000	15,602
Workday, Inc. Class A (b)	79,700	19,487
		422,161
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	945,500	177,631
TOTAL INFORMATION TECHNOLOGY		993,358
MATERIALS - 3.5%
Chemicals - 1.3%
Celanese Corp. Class A	88,300	11,158
Element Solutions, Inc.	372,300	7,677
Linde PLC	71,200	27,557
		46,392
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	27,400	12,232
Containers & Packaging - 0.3%
O-I Glass, Inc. (b)	575,008	11,420
Metals & Mining - 1.5%
Commercial Metals Co.	94,800	5,336
Franco-Nevada Corp.	139,400	20,083
Freeport-McMoRan, Inc.	722,289	28,827
		54,246
TOTAL MATERIALS		124,290
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Essex Property Trust, Inc.	29,500	7,033
Gaming & Leisure Properties	208,383	9,877
Prologis (REIT), Inc.	186,100	23,114
Spirit Realty Capital, Inc.	162,060	6,257
		46,281
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	133,400	11,346
TOTAL REAL ESTATE		57,627
UTILITIES - 1.7%
Electric Utilities - 1.3%
Constellation Energy Corp.	190,500	19,842
Southern Co.	385,408	26,104
		45,946
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	459,000	14,422
TOTAL UTILITIES		60,368
TOTAL COMMON STOCKS (Cost $2,688,493)		3,510,480

Convertible Preferred Stocks - 0.8%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc.:
Series D (b)(c)(d)	390,327	43
Series E (b)(c)(d)	522,488	57
		100
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (b)(c)(d)	161,754	807
HEALTH CARE - 0.4%
Biotechnology - 0.4%
National Resilience, Inc. Series B (b)(c)(d)	243,347	14,778
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (b)(c)(d)	7,570	6,132
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (b)(c)(d)	49,853	6,080
TOTAL INDUSTRIALS		12,212
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,720)		27,897

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (e)	67,645,167	67,659
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	9,507,028	9,508
TOTAL MONEY MARKET FUNDS (Cost $77,167)		77,167

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,800,380)	3,615,544
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(21,334)
NET ASSETS - 100.0%	3,594,210

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,468,000 or 2.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bolt Threads, Inc. Series D	12/13/17	6,261

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	9,224

Bowery Farming, Inc. Series C1	5/18/21	9,746

Evolent Health, Inc.	3/28/23	4,130

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	117,908	891,774	942,023	1,617	-	-	67,659	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	54,894	164,745	210,131	171	-	-	9,508	0.0%
Total	172,802	1,056,519	1,152,154	1,788	-	-	77,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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